UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22255

Columbia ETF Trust II

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 345-6611

Date of fiscal year end:  Last Day of March

Date of reporting period:  September 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia EM Core ex-China ETF

XCEM | NYSE Arca, Inc.

Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Columbia EM Core ex-China ETF (the Fund) for the period of April 1, 2024 to September 30, 2024.  You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia EM Core ex-China ETF	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

Fund net assets	$1,254,208,486
Total number of portfolio holdings	331
Portfolio turnover for the reporting period	13%

Columbia EM Core ex-China ETF | SSR274_00_(11/24) | 1

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top Holdings

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	12.0%
Samsung Electronics Co. Ltd. (South Korea)	4.2%
Reliance Industries, Ltd. (India)	2.2%
ICICI Bank Ltd. (India)	1.9%
HDFC Bank Ltd. (India)	1.9%
Infosys Ltd. (India)	1.7%
International Holding Co. PJSC (United Arab Emirates)	1.3%
Hon Hai Precision Industry Co. Ltd. (Taiwan)	1.3%
SK Hynix, Inc. (South Korea)	1.2%
Al Rajhi Bank (Saudi Arabia)	1.1%

Sector Allocation

Value	Value
Real Estate	1.2%
Health Care	2.0%
Utilities	3.4%
Consumer Discretionary	4.4%
Consumer Staples	5.1%
Communication Services	5.8%
Energy	6.2%
Materials	7.1%
Industrials	8.9%
Financials	26.2%
Information Technology	28.9%

Geographic Allocation

Value	Value
Other	9.9%
Malaysia	2.2%
Indonesia	3.0%
Mexico	3.8%
United Arab Emirates	4.2%
South Africa	4.3%
Saudi Arabia	6.4%
Brazil	6.8%
South Korea	13.3%
India	18.8%
Taiwan	27.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2024 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002254

Columbia EM Core ex-China ETF | SSR274_00_(11/24) | 2

Columbia India Consumer ETF

INCO | NYSE Arca, Inc.

Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Columbia India Consumer ETF (the Fund) for the period of April 1, 2024 to September 30, 2024.  You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia India Consumer ETF	$41	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

Fund net assets	$483,881,821
Total number of portfolio holdings	31
Portfolio turnover for the reporting period	4%

Columbia India Consumer ETF | SSR279_00_(11/24) | 1

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top Holdings

Trent Ltd. (India)	7.4%
Zomato Ltd. (India)	6.9%
Mahindra & Mahindra Ltd. (India)	6.6%
Bajaj Auto Ltd. (India)	5.6%
ITC Ltd. (India)	5.1%
Hindustan Unilever Ltd. (India)	4.9%
Maruti Suzuki India Ltd. (India)	4.7%
Nestle India Ltd. (India)	4.3%
Titan Co. Ltd. (India)	4.1%
Tata Consumer Products Ltd. (India)	4.0%

Sector Allocation

Value	Value
Consumer Staples	42.7%
Consumer Discretionary	62.7%

Geographic Allocation

Value	Value
United States	1.1%
India	105.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2024 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002254

Columbia India Consumer ETF | SSR279_00_(11/24) | 2

Columbia Research Enhanced Emerging Economies ETF

ECON | NYSE Arca, Inc.

Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Columbia Research Enhanced Emerging Economies ETF (the Fund) for the period of April 1, 2024 to September 30, 2024.  You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Research Enhanced Emerging Economies ETF	$26	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

Fund net assets	$54,692,332
Total number of portfolio holdings	203
Portfolio turnover for the reporting period	89%

Columbia Research Enhanced Emerging Economies ETF | SSR277_00_(11/24) | 1

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top Holdings

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	4.9%
Alibaba Group Holding Ltd. (China)	4.6%
Kweichow Moutai Co. Ltd. (China)	3.4%
Samsung Electronics Co. Ltd. (South Korea)	3.0%
Reliance Industries, Ltd. (India)	2.4%
HDFC Bank Ltd. (India)	2.3%
Meituan Class B (China)	2.1%
SK Hynix, Inc. (South Korea)	1.5%
ICICI Bank Ltd. (India)	1.5%
China Construction Bank Corp. Class H (China)	1.4%

Sector Allocation

Value	Value
Real Estate	1.7%
Health Care	2.3%
Utilities	3.1%
Consumer Staples	5.2%
Energy	5.6%
Materials	5.8%
Industrials	6.2%
Communication Services	6.4%
Consumer Discretionary	15.8%
Information Technology	19.6%
Financials	27.8%

Geographic Allocation

Value	Value
Other	7.6%
Indonesia	1.7%
Mexico	2.1%
United Arab Emirates	2.4%
South Africa	2.8%
Saudi Arabia	3.8%
Brazil	4.5%
South Korea	11.2%
Taiwan	16.5%
India	22.2%
China	25.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2024 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002254

Columbia Research Enhanced Emerging Economies ETF | SSR277_00_(11/24) | 2

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
INDEXED ETFs
Semiannual Financial Statements and Additional
Information
September 30, 2024 (Unaudited)
Columbia EM Core ex-China ETF
Columbia India Consumer ETF
Columbia Research Enhanced Emerging Economies ETF

Indexed ETFs | 2024
TABLE OF CONTENTS
Portfolio of Investments 3
Statement of Assets and Liabilities 17
Statement of Operations 18
Statement of Changes in Net Assets 19
Financial Highlights 21
Notes to Financial Statements 24
Approval of Investment Management Services Agreement 35

PORTFOLIO OF INVESTMENTS
Columbia EM Core ex-China ETF
September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2024 3
Common Stocks - 96.8%
Issuer Shares Value ($)
Brazil - 4.4%
Ambev SA 1,110,101 2,666,297
B3 SA - Brasil Bolsa Balcao 1,577,761 3,102,909
Banco BTG Pactual SA 864,983 5,284,436
Banco do Brasil SA 805,263 4,019,069
Banco Santander Brasil SA 999,526 5,210,721
BRF SA
(a)
201,599 875,503
Caixa Seguridade Participacoes S/A 563,682 1,506,036
Cia Siderurgica Nacional SA 389,959 923,018
Embraer SA
(a)
421,191 3,710,113
Hapvida Participacoes e Investimentos
SA
(a),(b)
1,542,474 1,132,964
Localiza Rent a Car SA 187,043 1,408,198
Lojas Renner SA 314,947 1,044,464
PRIO SA 210,744 1,676,804
Rede D'Or Sao Luiz SA
(b)
228,664 1,298,721
Suzano SA 250,602 2,505,192
TOTVS SA 252,351 1,323,432
Vale SA 965,192 11,256,261
Vibra Energia SA 307,248 1,320,211
WEG SA 479,403 4,788,044
Total 55,052,393
Chile - 0.4%
Empresas Copec SA 451,330 3,025,957
Latam Airlines Group SA 112,891,327 1,454,675
Total 4,480,632
China - 0.1%
Airtac International Group 33,991 980,639
Colombia - 0.1%
Interconexion Electrica SA ESP 179,776 735,637
Egypt - 0.1%
Commercial International Bank - Egypt
(CIB) 500,617 875,821
Greece - 0.3%
Eurobank Ergasias Services and Holdings
SA 727,317 1,670,519
National Bank of Greece SA 169,467 1,451,785
Total 3,122,304
Hungary - 0.5%
MOL Hungarian Oil & Gas PLC 90,437 678,049
OTP Bank Nyrt 76,077 3,989,276
Richter Gedeon Nyrt 49,206 1,519,654
Total 6,186,979
India - 18.8%
Adani Ports & Special Economic Zone
Ltd. 299,468 5,175,216
Adani Power Ltd.
(a)
256,219 2,006,153
Adani Total Gas Ltd. 70,918 665,587
Axis Bank Ltd. 469,228 6,899,452
Bharat Electronics Ltd. 905,372 3,080,163
Bharat Heavy Electricals, Ltd. 434,821 1,451,284
Bharat Petroleum Corp. Ltd. 239,282 1,056,337
Bharti Airtel Ltd. 493,769 10,072,914
CG Power & Industrial Solutions Ltd. 158,918 1,439,438
Coal India Ltd. 607,363 3,697,394
GAIL India, Ltd. 585,742 1,679,545
HDFC Bank Ltd. ADR 375,754 23,507,170
Hindalco Industries Ltd. 354,299 3,197,099
Hindustan Petroleum Corp. Ltd. 178,870 940,334
ICICI Bank Ltd. ADR 786,186 23,467,652
IDBI Bank Ltd. 2,196,472 2,285,293
Common Stocks (continued)
Issuer Shares Value ($)
Indian Oil Corp., Ltd. 887,959 1,908,871
Indian Railway Finance Corp. Ltd.
(b)
562,201 1,064,812
Indus Towers Ltd.
(a)
238,946 1,119,294
Infosys Ltd. ADR 968,476 21,567,960
InterGlobe Aviation Ltd.
(a),(b)
20,488 1,170,451
ITC Ltd. 1,504,551 9,302,762
Jio Financial Services Ltd.
(a)
798,224 3,339,536
Kotak Mahindra Bank Ltd. 205,838 4,553,791
NHPC, Ltd. 917,129 1,039,142
NMDC, Ltd. 366,874 1,072,193
NTPC Ltd. 1,129,471 5,973,438
Oil & Natural Gas Corp. Ltd. 937,262 3,328,461
Oil India, Ltd. 168,114 1,164,844
PB Fintech Ltd.
(a)
62,725 1,212,528
Power Finance Corp. Ltd. 401,383 2,337,614
Power Grid Corp of India Ltd. 1,009,860 4,252,074
Punjab National Bank 604,227 773,010
Rail Vikas Nigam Ltd. 178,983 1,135,073
REC Ltd. 369,208 2,442,993
Reliance Industries, Ltd. 793,205 27,952,487
State Bank of India GDR 76,949 7,163,952
Suzlon Energy, Ltd.
(a)
2,744,870 2,622,000
Tata Consultancy Services, Ltd. 191,781 9,768,556
Tata Motors Ltd. 697,331 8,110,304
Tata Power Co. Ltd. (The) 502,845 2,895,816
Tata Steel Ltd. 2,214,272 4,453,580
Vedanta Ltd. 708,230 4,332,562
Wipro Ltd. 462,842 2,990,478
Yes Bank Ltd.
(a)
3,105,420 833,041
Zee Entertainment Enterprises Ltd.
(a)
393,657 646,847
Zomato Ltd.
(a)
1,383,979 4,513,554
Total 235,663,055
Indonesia - 3.0%
Amman Mineral Internasional PT
(a)
3,031,177 1,856,946
Barito Renewables Energy Tbk PT 3,894,633 1,697,792
Chandra Asri Pacific Tbk PT 1,844,703 1,032,619
PT Adaro Energy Indonesia Tbk 4,899,914 1,233,070
PT Astra International Tbk 9,773,896 3,260,117
PT Bank Central Asia Tbk 18,755,208 12,790,457
PT Bank Mandiri Persero Tbk 15,049,306 6,883,517
PT Bank Rakyat Indonesia Persero Tbk 10,824,848 3,539,168
PT GoTo Gojek Tokopedia Tbk
(a)
309,449,868 1,348,989
PT Telkom Indonesia Persero Tbk 21,395,375 4,225,375
Total 37,868,050
Kuwait - 1.0%
Al Ahli Bank of Kuwait KSCP 909,609 810,528
Boubyan Bank KSCP 920,801 1,719,432
Gulf Bank KSCP 1,773,822 1,760,747
Kuwait Finance House KSCP 1,399,837 3,283,483
Mabanee Co KPSC 666,678 1,828,041
National Bank of Kuwait SAKP 752,555 2,176,924
National Industries Group Holding SAK 1,247,265 911,188
Total 12,490,343
Malaysia - 2.2%
CIMB Group Holdings Bhd 710,940 1,387,915
Dialog Group Bhd 4,439,217 2,314,615
Genting Malaysia Bhd 1,742,375 1,022,565
IHH Healthcare Bhd 4,046,524 7,026,340
Inari Amertron Bhd 2,223,861 1,564,011
Malayan Banking Bhd 1,167,940 2,968,355
Public Bank Bhd 956,114 1,057,325

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
September 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
4 Indexed ETFs | 2024
Common Stocks (continued)
Issuer Shares Value ($)
Tenaga Nasional Bhd 2,889,999 10,120,428
YTL Corp. Bhd 1,222,700 744,265
Total 28,205,819
Mexico - 3.8%
America Movil SAB de CV Series B 7,756,237 6,390,329
Arca Continental SAB de CV 201,480 1,892,280
Coca-Cola Femsa SAB de CV 175,349 1,559,195
Fibra Uno Administracion SA de CV 1,068,777 1,249,687
Fomento Economico Mexicano SAB de CV
Series UBD 544,293 5,396,837
Grupo Aeroportuario del Centro Norte
SAB de CV 145,324 1,233,423
Grupo Aeroportuario del Pacifico SAB de
CV Class B 123,061 2,146,442
Grupo Aeroportuario del Sureste SAB de
CV Class B 58,443 1,661,788
Grupo Bimbo SAB de CV Series A 990,267 3,423,145
Grupo Carso SAB de CV Series A1 150,783 937,682
Grupo Financiero Banorte SAB de CV
Class O 827,887 5,891,758
Grupo Financiero Inbursa SAB de CV
Class O
(a)
565,545 1,286,772
Grupo Mexico SAB de CV Series B 1,034,234 5,791,647
Grupo Televisa SAB Series CPO 1,485,356 755,484
Industrias Penoles SAB de CV
(a)
70,495 939,861
Prologis Property Mexico SA de CV 465,785 1,530,518
Qualitas Controladora SAB de CV 96,054 754,486
Wal-Mart de Mexico SAB de CV 1,749,818 5,281,947
Total 48,123,281
Philippines - 1.1%
Ayala Corp. 215,005 2,576,415
Ayala Land, Inc. 2,155,843 1,408,055
Manila Electric Co. 468,077 3,660,251
SM Investments Corp. 328,802 5,609,364
SM Prime Holdings, Inc. 1,842,826 1,062,204
Total 14,316,289
Poland - 1.1%
Bank Polska Kasa Opieki SA 28,479 1,090,521
ORLEN SA 80,705 1,175,348
Powszechna Kasa Oszczednosci Bank
Polski SA 479,282 6,993,772
Powszechny Zaklad Ubezpieczen SA 457,786 5,021,410
Total 14,281,051
Qatar - 1.3%
Barwa Real Estate Co. 1,270,727 995,711
Commercial Bank PSQC (The) 1,192,839 1,441,497
Masraf Al Rayan QSC 2,372,470 1,609,448
Qatar Fuel QSC 598,254 2,505,733
Qatar Gas Transport Co., Ltd. 1,298,640 1,551,520
Qatar Insurance Co. SAQ 1,512,438 913,860
Qatar Islamic Bank QPSC 421,006 2,468,684
Qatar National Bank QPSC 918,424 4,275,552
Qatar Navigation QSC 313,327 970,703
Total 16,732,708
Russia - 0.0%
Gazprom PJSC
(a),(c),(d),(e),(f)
251,024 0
GMK Norilskiy Nickel PAO ADR
(a),(c),(d),(e)
19,108 0
LUKOIL PJSC
(c),(d),(e),(f)
14,277 0
Mobile TeleSystems PJSC ADR
(a),(c),(d),(e)
49,482 0
Total 0
Common Stocks (continued)
Issuer Shares Value ($)
Saudi Arabia - 6.4%
ACWA Power Co. 36,410 4,800,444
Advanced Petrochemical Co.
(a)
71,094 735,311
Al Rajhi Bank 587,963 13,666,997
Alinma Bank 575,126 4,369,326
Almarai Co. JSC 157,724 2,320,831
Arab National Bank 248,325 1,264,330
Bank AlBilad 197,518 2,074,481
Bank Al-Jazira
(a)
301,851 1,380,755
Banque Saudi Fransi 274,162 2,353,259
Catrion Catering Holding Co. 28,477 842,605
Co. for Cooperative Insurance (The) 36,920 1,452,629
Dar Al Arkan Real Estate Development
Co.
(a)
369,590 1,536,921
Etihad Etisalat Co. 140,592 1,926,328
Mobile Telecommunications Co. Saudi
Arabia 389,480 1,137,895
Riyad Bank 335,000 2,225,356
SABIC Agri-Nutrients Co. 41,574 1,316,573
Sahara International Petrochemical Co. 162,241 1,269,332
Saudi Arabian Mining Co.
(a)
269,165 3,501,427
Saudi Arabian Oil Co.
(b)
1,274,512 9,207,036
Saudi Awwal Bank 314,409 2,904,055
Saudi Basic Industries Corp. 162,152 3,237,507
Saudi Industrial Investment Group 185,413 967,742
Saudi Investment Bank (The) 321,821 1,118,661
Saudi Kayan Petrochemical Co.
(a)
277,452 621,261
Saudi National Bank (The) 841,013 7,689,595
Saudi Telecom Co. 498,465 5,806,611
Savola Group (The)
(a)
83,774 602,948
Total 80,330,216
South Africa - 4.3%
Absa Group Ltd. 113,796 1,158,530
Anglo American Platinum Ltd. 28,428 1,023,408
Bid Corp. Ltd. 173,669 4,462,031
Bidvest Group Ltd. (The) 249,017 4,230,941
FirstRand Ltd. 1,862,089 8,975,199
Gold Fields Ltd. 263,687 4,113,563
Harmony Gold Mining Co. Ltd. 237,861 2,458,875
Impala Platinum Holdings Ltd.
(a)
257,579 1,446,299
Mr Price Group Ltd. 90,750 1,423,036
MTN Group Ltd. 526,705 2,806,750
Naspers Ltd. Class N 47,683 11,607,452
Sasol Ltd. 158,373 1,066,542
Shoprite Holdings Ltd. 284,491 4,883,026
Sibanye Stillwater Ltd.
(a)
981,155 1,016,313
Standard Bank Group Ltd. 193,038 2,714,798
Total 53,386,763
South Korea - 13.3%
Alteogen, Inc.
(a)
6,973 1,743,650
Amorepacific Corp. 7,506 847,776
Celltrion, Inc. 48,240 7,208,149
Doosan Enerbility Co. Ltd.
(a)
122,273 1,674,627
Ecopro BM Co. Ltd.
(a)
11,441 1,614,181
Ecopro Co. Ltd.
(a)
24,775 1,678,569
Hana Financial Group, Inc. 110,750 4,979,812
Hanmi Semiconductor Co. Ltd. 9,840 814,921
Hanwha Aerospace Co. Ltd. 6,039 1,371,555
Hanwha Industrial Solutions Co. Ltd.
(a)
6,690 170,358
HD Hyundai Electric Co. Ltd. 6,180 1,557,169
HLB, Inc.
(a)
36,155 2,369,415
HMM Co. Ltd. 132,327 1,875,063

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
September 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2024 5
Common Stocks (continued)
Issuer Shares Value ($)
HYBE Co. Ltd. 7,684 991,863
Hyundai Mobis Co. Ltd. 9,223 1,533,993
Hyundai Motor Co. 36,934 6,891,409
Kakao Corp. 111,516 3,082,743
KakaoBank Corp. 76,917 1,244,012
KB Financial Group, Inc. 114,700 7,095,840
Kia Corp. 70,549 5,389,497
L&F Co. Ltd.
(a)
7,994 693,828
LG Chem Ltd. 12,330 3,361,356
LG Electronics, Inc. 42,234 3,368,514
Meritz Financial Group, Inc. 21,495 1,596,058
NAVER Corp. 48,414 6,271,570
POSCO Future M Co. Ltd. 6,857 1,310,889
POSCO Holdings, Inc. 20,025 5,895,561
Samsung C&T Corp. 14,606 1,539,120
Samsung E&A Co. Ltd.
(a)
62,316 1,048,369
Samsung Electro-Mechanics Co. Ltd. 33,095 3,353,282
Samsung Electronics Co. Ltd. 1,113,397 52,362,098
Samsung SDI Co. Ltd. 15,299 4,428,134
Shinhan Financial Group Co. Ltd. 167,788 7,121,078
SK Hynix, Inc. 115,956 15,482,081
SK Innovation Co. Ltd.
(a)
16,813 1,505,546
SK Square Co. Ltd.
(a)
18,431 1,138,812
SK Telecom Co. Ltd. 27,669 1,182,761
Woori Financial Group, Inc. 97,654 1,157,480
Total 166,951,139
Taiwan - 27.5%
Accton Technology Corp. 117,275 1,971,476
Acer, Inc. 1,336,054 1,722,497
Advantech Co. Ltd. 122,729 1,246,816
Alchip Technologies Ltd. 23,876 1,490,057
ASE Technology Holding Co. Ltd. 648,110 3,092,431
Asia Vital Components Co. Ltd. 121,021 2,256,249
Asustek Computer, Inc. 150,325 2,626,822
AUO Corp.
(a)
2,517,938 1,356,575
Catcher Technology Co. Ltd. 569,057 4,252,666
Cathay Financial Holding Co. Ltd. 1,931,740 4,059,239
Chailease Holding Co. Ltd. 268,915 1,389,335
Chang Hwa Commercial Bank Ltd. 8,528,808 4,824,093
China Airlines Ltd. 784,639 533,068
China Steel Corp. 4,930,422 3,606,695
Chipbond Technology Corp. 1,382,026 2,904,104
Chunghwa Telecom Co. Ltd. 2,106,363 8,353,169
CTBC Financial Holding Co. Ltd. 7,150,660 7,772,825
Delta Electronics, Inc. 437,380 5,258,815
E Ink Holdings, Inc. 186,760 1,729,123
E.Sun Financial Holding Co. Ltd. 2,127,943 1,886,111
Elite Material Co. Ltd. 77,834 1,099,388
eMemory Technology, Inc. 21,182 1,760,342
Eva Airways Corp. 1,463,762 1,734,507
Evergreen Marine Corp. Taiwan Ltd. 257,130 1,633,139
Far Eastern New Century Corp. 6,070,874 7,366,425
Far EasTone Telecommunications Co. Ltd. 1,994,794 5,717,151
Faraday Technology Corp. 105,527 886,992
Formosa Chemicals & Fibre Corp. 1,206,263 1,656,175
Formosa Petrochemical Corp. 1,180,778 1,966,315
Formosa Plastics Corp. 2,127,031 3,595,853
Fortune Electric Co. Ltd. 43,419 862,988
Fubon Financial Holding Co. Ltd. 1,207,769 3,450,060
Gigabyte Technology Co. Ltd. 235,445 1,923,199
Global Unichip Corp. 15,922 553,432
Hon Hai Precision Industry Co. Ltd. 2,787,647 16,516,323
Common Stocks (continued)
Issuer Shares Value ($)
Innolux Corp.
(a)
2,364,454 1,206,640
Inventec Corp. 600,356 817,637
KGI Financial Holding Co. Ltd. 2,152,713 1,122,392
Largan Precision Co. Ltd. 42,073 3,376,848
Lite-On Technology Corp. 611,137 1,921,480
Lotes Co. Ltd. 21,943 960,329
Makalot Industrial Co. Ltd. 254,116 2,802,410
MediaTek, Inc. 341,358 12,674,250
Mega Financial Holding Co. Ltd. 1,305,168 1,620,814
Nan Ya Plastics Corp. 3,425,208 4,978,736
Novatek Microelectronics Corp. 162,494 2,659,754
PharmaEssentia Corp.
(a)
50,532 1,015,542
President Chain Store Corp. 422,107 3,934,766
Quanta Computer, Inc. 502,192 4,189,363
Realtek Semiconductor Corp. 76,706 1,141,628
Taiwan Business Bank 12,484,794 6,292,401
Taiwan Mobile Co. Ltd. 1,988,227 7,225,004
Taiwan Semiconductor Manufacturing
Co. Ltd. 4,959,785 149,985,441
Tatung Co. Ltd.
(a)
530,426 823,802
Unimicron Technology Corp. 356,317 1,621,337
Uni-President Enterprises Corp. 2,645,971 7,290,812
United Microelectronics Corp. 3,362,255 5,715,934
Walsin Lihwa Corp. 748,857 828,211
Wan Hai Lines Ltd. 294,223 911,123
Wistron Corp. 611,342 1,951,102
Wiwynn Corp. 27,311 1,480,049
Yageo Corp. 85,107 1,675,435
Yang Ming Marine Transport Corp. 627,161 1,367,422
Total 344,645,117
Thailand - 1.9%
Bangkok Expressway & Metro PCL NVDR 4,612,657 1,168,306
Bumrungrad Hospital PCL NVDR 246,929 2,064,296
Central Retail Corp PCL NVDR 1,143,438 1,101,595
Charoen Pokphand Foods PCL NVDR 1,890,571 1,410,107
CP ALL PCL NVDR 2,997,998 6,102,676
Delta Electronics Thailand PCL NVDR 1,304,900 4,339,190
Gulf Energy Development PCL NVDR 1,614,100 2,859,256
Kasikornbank PCL NVDR 308,884 1,439,907
Krung Thai Bank PCL NVDR 2,233,736 1,430,035
Minor International PCL NVDR 1,074,091 942,990
Thai Oil PCL NVDR 590,508 940,519
Total 23,798,877
Turkey - 1.0%
Akbank TAS 706,464 1,272,936
BIM Birlesik Magazalar AS 154,419 2,241,491
Eregli Demir ve Celik Fabrikalari TAS 905,183 1,416,531
KOC Holding AS 140,833 775,282
Sasa Polyester Sanayi AS
(a)
5,406,830 680,060
Turk Hava Yollari AO
(a)
364,492 3,038,566
Turkiye Is Bankasi AS Class C 1,730,035 711,502
Turkiye Petrol Rafinerileri AS 519,540 2,358,558
Yapi ve Kredi Bankasi AS 714,056 645,814
Total 13,140,740
United Arab Emirates - 4.2%
Abu Dhabi Commercial Bank PJSC 747,367 1,713,267
Abu Dhabi Islamic Bank PJSC 645,985 2,237,117
Abu Dhabi Ports Co. PJSC
(a)
1,273,943 1,772,352
ADNOC Drilling Co. PJSC 808,251 1,040,846
Adnoc Gas PLC 2,299,666 1,990,999
Aldar Properties PJSC 1,002,106 2,051,684

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
September 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
6 Indexed ETFs | 2024
Common Stocks (continued)
Issuer Shares Value ($)
Alpha Dhabi Holding PJSC
(a)
411,354 1,287,931
Commercial Bank of Dubai PSC 678,644 1,230,539
Dubai Investments PJSC 1,067,973 607,695
Dubai Islamic Bank PJSC 1,442,430 2,474,084
Emaar Properties PJSC 1,375,564 3,265,701
Emirates Integrated Telecommunications
Co. PJSC 505,764 961,131
Emirates NBD Bank PJSC 543,732 3,005,107
Emirates Telecommunications Group Co.
PJSC 857,120 4,317,103
First Abu Dhabi Bank PJSC 1,544,653 5,778,255
International Holding Co. PJSC
(a)
146,453 16,228,252
Modon Holding PSC
(a)
1,145,489 1,181,977
Multiply Group PJSC
(a)
1,236,953 794,775
NMDC Group PJSC 77,507 542,739
Total 52,481,554
Total Common Stocks
(Cost: $1,081,684,044) 1,213,849,407
Preferred Stocks - 2.5%
Issuer Shares Value ($)
Brazil - 2.4%
Banco Bradesco SA Preference Shares 1,637,681 4,420,638
Gerdau SA Preference Shares 463,334 1,625,047
Itau Unibanco Holding SA Preference
Shares 1,370,361 9,086,587
Itausa SA Preference Shares 3,303,548 6,715,317
Petroleo Brasileiro SA Preference Shares 1,212,951 8,020,560
Total 29,868,149
Chile - 0.1%
Sociedad Quimica y Minera de Chile SA
Preference Shares Class B 42,614 1,770,481
Total Preferred Stocks
(Cost: $31,282,772) 31,638,630
Money Market Funds - 0.9%
Issuer Shares Value ($)
Goldman Sachs Financial Square
Funds — Treasury Instruments Fund,
Institutional Shares, 4.891%
(g)
10,706,636 10,706,636
Total Money Market Funds
(Cost: $10,706,636) 10,706,636
Total Investments in Securities
(Cost: $1,123,673,452) 1,256,194,673
Other Assets & Liabilities, Net (1,986,187)
Net Assets 1,254,208,486

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
September 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2024 7
Security
Acquisition Date
Shares
Cost ($)
Value ($)
Gazprom PJSC
04/19/2016-02/16/2022
251,024
961,853
—
GMK Norilskiy Nickel PAO ADR
06/19/2020-02/16/2022
19,108
569,160
—
LUKOIL PJSC
04/19/2016-02/16/2022
14,277
1,117,736
—
Mobile TeleSystems PJSC ADR
06/19/2020-02/16/2022
49,482
421,211
—
3,069,960
—
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2024, the total value of these securities amounted to $13,873,984, which represents 1.11% of total net assets.
(c) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2024, the value of these securities amounted to $0, which represents less than 0.01% of net assets.
(d) Valuation based on significant unobservable inputs.
(e) Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At September 30, 2024, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:
(f) As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.
(g) The rate shown is the seven-day current annualized yield at September 30, 2024.
Abbreviation Legend
ADR American Depositary Receipts
GDR Global Depositary Receipts
NVDR Non-Voting Depository Receipts
PJSC Private Joint Stock Company
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
September 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
8 Indexed ETFs | 2024
Fair Value Measurements (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2024:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Brazil 55,052,393 – – 55,052,393
Chile 4,480,632 – – 4,480,632
China 980,639 – – 980,639
Colombia 735,637 – – 735,637
Egypt 875,821 – – 875,821
Greece 3,122,304 – – 3,122,304
Hungary 6,186,979 – – 6,186,979
India 235,663,055 – – 235,663,055
Indonesia 37,868,050 – – 37,868,050
Kuwait 12,490,343 – – 12,490,343
Malaysia 28,205,819 – – 28,205,819
Mexico 48,123,281 – – 48,123,281
Philippines 14,316,289 – – 14,316,289
Poland 14,281,051 – – 14,281,051
Qatar 16,732,708 – – 16,732,708
Russia – – 0
(a)
0
(a)
Saudi Arabia 80,330,216 – – 80,330,216
South Africa 53,386,763 – – 53,386,763
South Korea 166,951,139 – – 166,951,139
Taiwan 344,645,117 – – 344,645,117
Thailand 23,798,877 – – 23,798,877
Turkey 13,140,740 – – 13,140,740
United Arab Emirates 52,481,554 – – 52,481,554
Total Common Stocks 1,213,849,407 – 0
(a)
1,213,849,407
Preferred Stocks
Brazil 29,868,149 – – 29,868,149
Chile 1,770,481 – – 1,770,481
Total Preferred Stocks 31,638,630 – – 31,638,630

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
September 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2024 9
Fair Value Measurements (continued)
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Money Market Funds 10,706,636 – – 10,706,636
Total Investments in Securities 1,256,194,673 – 0
(a)
1,256,194,673
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
(a) Rounds to zero.

PORTFOLIO OF INVESTMENTS (Consolidated)
Columbia India Consumer ETF
September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
10 Indexed ETFs | 2024
Notes to Consolidated Portfolio of Investments
Common Stocks - 105.4%
Issuer Shares Value ($)
Consumer Discretionary - 62.7%
Apparel Retail - 7.4%
Trent Ltd. 397,762 35,953,019
Apparel, Accessories & Luxury Goods - 4.1%
Titan Co. Ltd. 434,201 19,813,104
Automobile Manufacturers - 15.1%
Mahindra & Mahindra Ltd. 866,514 32,001,601
Maruti Suzuki India Ltd. 142,856 22,566,820
Tata Motors Ltd. 1,582,063 18,400,176
Total 72,968,597
Automotive Parts & Equipment - 8.4%
Bharat Forge Ltd. 478,149 8,653,341
Bosch Ltd. 17,929 8,061,276
Samvardhana Motherson International
Ltd. 4,926,598 12,427,423
Tube Investments of India Ltd. 227,346 11,763,352
Total 40,905,392
Hotels, Resorts & Cruise Lines - 3.0%
Indian Hotels Co. Ltd. 1,755,579 14,343,998
Motorcycle Manufacturers - 16.2%
Bajaj Auto Ltd. 185,186 27,282,375
Eicher Motors Ltd. 273,100 16,380,052
Hero MotoCorp Ltd. 267,508 18,234,963
TVS Motor Co. Ltd. 484,360 16,413,953
Total 78,311,343
Restaurants - 6.9%
Zomato Ltd.
(a)
10,276,406 33,514,318
Tires & Rubber - 1.6%
MRF Ltd. 4,632 7,656,153
Total Consumer Discretionary 303,465,924
Consumer Staples - 42.7%
Distillers & Vintners - 2.5%
United Spirits Ltd. 644,154 12,221,064
Common Stocks (continued)
Issuer Shares Value ($)
Food Retail - 3.9%
Avenue Supermarts Ltd.
(a),(b)
314,020 19,096,853
Packaged Foods & Meats - 14.7%
Britannia Industries Ltd. 243,596 18,423,925
Marico Ltd. 1,087,769 9,026,531
Nestle India Ltd. 642,054 20,609,396
Patanjali Foods Ltd. 195,533 3,927,985
Tata Consumer Products Ltd. 1,345,912 19,223,930
Total 71,211,767
Personal Care Products - 12.9%
Colgate-Palmolive India Ltd. 272,720 12,381,238
Dabur India Ltd. 1,227,534 9,158,029
Godrej Consumer Products Ltd. 772,101 12,838,061
Hindustan Unilever Ltd. 679,580 23,990,114
Procter & Gamble Hygiene & Health Care
Ltd. 19,459 3,871,923
Total 62,239,365
Soft Drinks & Non-alcoholic Beverages - 3.6%
Varun Beverages Ltd. 2,392,437 17,309,223
Tobacco - 5.1%
ITC Ltd. 3,975,883 24,583,210
Total Consumer Staples 206,661,482
Total Common Stocks
(Cost: $364,927,488) 510,127,406
Money Market Funds - 0.2%
Issuer Shares Value ($)
Goldman Sachs Financial Square
Funds — Treasury Instruments Fund,
Institutional Shares, 4.891%
(c)
914,899 914,899
Total Money Market Funds
(Cost: $914,899) 914,899
Total Investments in Securities
(Cost: $365,842,387) 511,042,305
Other Assets & Liabilities, Net (27,160,484)
Net Assets 483,881,821
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2024, the total value of these securities amounted to $19,096,853, which represents 3.95% of total net assets.
(c) The rate shown is the seven-day current annualized yield at September 30, 2024.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

PORTFOLIO OF INVESTMENTS (Consolidated)
(continued)
Columbia India Consumer ETF
September 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2024 11
Fair Value Measurements (continued)
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2024:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary 303,465,924 – – 303,465,924
Consumer Staples 206,661,482 – – 206,661,482
Total Common Stocks 510,127,406 – – 510,127,406
Money Market Funds 914,899 – – 914,899
Total Investments in Securities 511,042,305 – – 511,042,305
See the Portfolio of Investments for all investment classifications not indicated in the table.

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Emerging Economies ETF
September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
12 Indexed ETFs | 2024
Common Stocks - 96.7%
Issuer Shares Value ($)
Brazil - 2.0%
B3 SA - Brasil Bolsa Balcao 94,712 186,266
Banco BTG Pactual SA 24,638 150,521
Banco do Brasil SA 27,791 138,705
Localiza Rent a Car SA 25,524 192,163
Suzano SA 14,586 145,812
WEG SA 28,678 286,422
Total 1,099,889
China - 25.4%
Agricultural Bank of China, Ltd. Class H 321,306 151,397
Alibaba Group Holding Ltd. 179,353 2,539,920
Bank of China, Ltd. Class H 916,898 433,217
BYD Co. Ltd. Class H 12,729 465,078
China CITIC Bank Corp. Ltd. Class H 136,163 86,948
China Construction Bank Corp. Class H 1,027,592 777,887
China Life Insurance Co., Ltd. Class H 120,490 242,298
China Merchants Bank Co., Ltd. Class H 49,959 247,946
China Overseas Land & Investment, Ltd. 75,918 155,599
China Pacific Insurance Group Co., Ltd.
Class H 41,339 149,017
China Petroleum & Chemical Corp. Class
H 376,163 234,391
China Resources Land, Ltd. 51,918 191,497
China Resources Power Holdings Co.,
Ltd. 37,224 101,117
ENN Energy Holdings Ltd. 14,204 109,810
H World Group Ltd. ADR 3,217 119,672
Haier Smart Home Co. Ltd. Class H 43,494 174,704
Industrial & Commercial Bank of China,
Ltd. Class H 749,388 447,655
Innovent Biologics, Inc.
(a)(b)
21,061 127,708
JD.com, Inc. Class A 30,780 662,161
Kuaishou Technology
(a)(b)
30,742 217,084
Kweichow Moutai Co. Ltd.
(b)
7,445 1,854,857
Lenovo Group, Ltd. 111,673 152,396
Li Auto, Inc. Class A
(b)
14,888 207,196
Meituan Class B
(a)(b)
52,197 1,155,827
NetEase , Inc. 21,576 418,048
NIO, Inc. ADR
(b)
22,004 146,987
Nongfu Spring Co. Ltd. Class H
(a)
27,872 122,719
PetroChina Co., Ltd. Class H 274,286 223,878
Ping An Insurance Group Co. of China,
Ltd. Class H 77,388 499,647
Postal Savings Bank of China Co. Ltd.
Class H
(a)
168,490 100,866
Shenzhou International Group Holdings,
Ltd. 14,106 128,121
Tencent Music Entertainment Group ADR 8,993 108,366
Trip.com Group Ltd. ADR
(b)
6,829 405,847
Xiaomi Corp. Class B
(a)(b)
203,167 588,511
ZTO Express Cayman, Inc. ADR 6,667 165,142
Total 13,913,514
Czech Republic - 0.3%
CEZ AS 4,145 161,533
Egypt - 0.1%
Commercial International Bank - Egypt
(CIB) 29,153 51,003
Greece - 0.3%
Eurobank Ergasias Services and Holdings
SA 58,629 134,660
Common Stocks (continued)
Issuer Shares Value ($)
Hungary - 0.2%
OTP Bank Nyrt 2,487 130,412
India - 22.2%
Adani Green Energy Ltd.
(b)
3,918 88,958
Apollo Hospitals Enterprise, Ltd. 1,784 153,259
Asian Paints Ltd. 6,793 269,860
Axis Bank Ltd. 24,850 365,390
Bajaj Auto Ltd. 1,005 148,061
Bajaj Finance Ltd. 2,712 249,287
Bharat Electronics Ltd. 51,346 174,684
Bharat Petroleum Corp. Ltd. 32,055 141,510
Bharti Airtel Ltd. 27,348 557,901
Cholamandalam Investment and Finance
Co. Ltd. 5,326 102,197
Cipla Ltd. 8,656 170,855
Cummins India, Ltd. 2,653 120,493
Divi's Laboratories, Ltd. 2,010 130,560
DLF, Ltd. 12,536 133,907
GAIL India, Ltd. 43,551 124,877
Grasim Industries Ltd. 6,989 233,148
HCL Technologies Ltd. 10,729 229,953
HDFC Bank Ltd. 59,868 1,237,384
HDFC Life Insurance Co. Ltd.
(a)
11,838 101,427
Hero MotoCorp Ltd. 1,952 133,060
Hindalco Industries Ltd. 27,531 248,432
ICICI Bank Ltd. 54,889 833,803
Indian Hotels Co. Ltd. 14,951 122,157
Indian Oil Corp., Ltd. 60,890 130,897
Infosys, Ltd. 31,412 703,048
ITC Ltd. 29,101 179,934
Jio Financial Services Ltd.
(b)
39,812 166,562
Kotak Mahindra Bank Ltd. 11,890 263,045
Larsen & Toubro Ltd. 8,186 359,041
Mahindra & Mahindra Ltd. 10,582 390,808
Nestle India Ltd. 3,447 110,646
Pidilite Industries Ltd. 3,431 137,541
Power Grid Corp of India Ltd. 58,326 245,585
Reliance Industries, Ltd. 37,731 1,329,638
Shriram Finance Ltd. 2,976 127,027
Siemens, Ltd. 1,447 125,186
State Bank of India 19,388 182,286
Suzlon Energy, Ltd.
(b)
140,105 133,833
Tata Consultancy Services, Ltd. 8,909 453,789
Tata Power Co. Ltd. (The) 27,479 158,248
Tech Mahindra Ltd. 8,120 152,824
Titan Co. Ltd. 4,951 225,920
TVS Motor Co. Ltd. 3,894 131,960
Wipro Ltd. 21,025 135,845
Zomato Ltd.
(b)
74,245 242,134
Total 12,156,960
Indonesia - 1.7%
Amman Mineral Internasional PT
(b)
226,577 138,805
PT Astra International Tbk 478,922 159,746
PT Bank Central Asia Tbk 684,735 466,968
PT Telkom Indonesia Persero Tbk 859,590 169,760
Total 935,279
Kuwait - 0.6%
Agility Global PLC 419,043 139,187
Agility Public Warehousing Co KSC 263,672 189,170
Total 328,357

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Emerging Economies ETF
September 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2024 13
Common Stocks (continued)
Issuer Shares Value ($)
Malaysia - 1.5%
CIMB Group Holdings Bhd 109,100 212,988
Malayan Banking Bhd 47,400 120,468
Public Bank Bhd 205,500 227,254
Tenaga Nasional Bhd 65,900 230,774
Total 791,484
Mexico - 2.1%
America Movil SAB de CV Series B 439,795 362,345
Cemex SAB de CV Series CPO 319,389 196,502
Fomento Economico Mexicano SAB de CV
Series UBD 19,590 194,241
Grupo Financiero Banorte SAB de CV
Class O 34,352 244,470
Wal-Mart de Mexico SAB de CV 49,727 150,105
Total 1,147,663
Philippines - 0.4%
SM Investments Corp. 12,830 218,880
Qatar - 0.8%
Qatar Gas Transport Co., Ltd. 96,918 115,790
Qatar National Bank QPSC 67,476 314,122
Total 429,912
Russia - 0.0%
Magnit PJSC
(c),(d),(e),(f)
15,524 0
Mobile TeleSystems PJSC ADR
(b),(c),(d),(e)
86,390 0
Total 0
Saudi Arabia - 3.8%
ACWA Power Co. 1,677 221,103
Al Rajhi Bank 22,403 520,750
Dr Sulaiman Al Habib Medical Services
Group Co. 1,768 139,785
SABIC Agri -Nutrients Co. 5,845 185,100
Saudi Arabian Oil Co.
(a)
47,392 342,358
Saudi Basic Industries Corp. 16,584 331,114
Saudi Telecom Co. 29,101 338,997
Total 2,079,207
South Africa - 2.8%
Capitec Bank Holdings Ltd. 1,366 241,335
FirstRand Ltd. 71,784 345,996
Gold Fields Ltd. 12,269 191,399
Naspers Ltd. Class N 1,849 450,101
Standard Bank Group Ltd. 21,923 308,315
Total 1,537,146
South Korea - 11.2%
Celltrion , Inc. 1,991 297,501
Doosan Enerbility Co. Ltd.
(b)
10,414 142,628
Hana Financial Group, Inc. 3,715 167,043
Hyundai Mobis Co. Ltd. 978 162,663
Hyundai Motor Co. 1,640 306,003
Kakao Corp. 5,586 154,419
KB Financial Group, Inc. 4,363 269,914
LG Electronics, Inc. 1,736 138,461
LG Energy Solution Ltd.
(b)
674 213,637
NAVER Corp. 1,986 257,267
POSCO Holdings, Inc. 1,142 336,216
Samsung Biologics Co. Ltd.
(a)(b)
283 211,433
Samsung C&T Corp. 1,467 154,586
Samsung Electro-Mechanics Co. Ltd. 1,176 119,156
Samsung Electronics Co. Ltd. 34,730 1,633,322
Samsung Fire & Marine Insurance Co.,
Ltd. 394 103,795
Samsung SDI Co. Ltd. 724 209,554
Common Stocks (continued)
Issuer Shares Value ($)
Shinhan Financial Group Co. Ltd. 5,628 238,858
SK Hynix, Inc. 6,013 802,837
SK Square Co. Ltd.
(b)
1,608 99,355
Woori Financial Group, Inc. 9,632 114,167
Total 6,132,815
Taiwan - 16.5%
Accton Technology Corp. 6,857 115,271
ASE Technology Holding Co. Ltd. 50,939 243,053
Asustek Computer, Inc. 10,775 188,285
Cathay Financial Holding Co. Ltd. 124,408 261,423
Chailease Holding Co. Ltd. 18,984 98,080
China Steel Corp. 295,837 216,410
Chunghwa Telecom Co. Ltd. 51,988 206,168
CTBC Financial Holding Co. Ltd. 212,571 231,066
Delta Electronics, Inc. 26,449 318,008
E Ink Holdings, Inc. 13,714 126,972
E.Sun Financial Holding Co. Ltd. 183,836 162,944
Evergreen Marine Corp. Taiwan Ltd. 19,592 124,437
First Financial Holding Co. Ltd. 116,060 100,486
Fubon Financial Holding Co. Ltd. 90,514 258,558
Hotai Motor Co. Ltd. 7,837 175,578
Hua Nan Financial Holdings Co. Ltd. 131,579 106,855
KGI Financial Holding Co. Ltd. 220,408 114,917
Lite-On Technology Corp. 37,224 117,036
MediaTek , Inc. 16,653 618,308
Mega Financial Holding Co. Ltd. 124,075 154,082
Nan Ya Plastics Corp. 154,852 225,086
Novatek Microelectronics Corp. 9,796 160,344
Quanta Computer, Inc. 28,408 236,984
Realtek Semiconductor Corp. 7,837 116,639
Shanghai Commercial & Savings Bank
Ltd. (The) 67,592 82,444
SinoPac Financial Holdings Co. Ltd. 157,718 120,856
Taishin Financial Holding Co. Ltd. 180,393 104,885
Taiwan Cooperative Financial Holding Co.
Ltd. 107,437 87,928
Taiwan Mobile Co. Ltd. 49,497 179,867
Taiwan Semiconductor Manufacturing
Co. Ltd. 89,143 2,695,712
TCC Group Holdings 160,653 171,585
Uni -President Enterprises Corp. 55,032 151,637
United Microelectronics Corp. 166,531 283,108
Wistron Corp. 39,184 125,056
Wiwynn Corp. 980 53,109
Yageo Corp. 8,192 161,270
Yuanta Financial Holding Co. Ltd. 141,864 142,104
Total 9,036,551
Thailand - 1.6%
Advanced Info Service PCL NVDR 24,100 194,732
Airports of Thailand PCL NVDR 92,400 183,781
Gulf Energy Development PCL NVDR 156,300 276,874
PTT PCL NVDR NVDR 189,700 200,444
Total 855,831
Turkey - 0.8%
Akbank TAS 51,111 92,094
BIM Birlesik Magazalar AS 5,806 84,278
KOC Holding AS 15,636 86,076
Turk Hava Yollari AO
(b)
16,302 135,900
Turkiye Is Bankasi AS Class C 149,030 61,291
Total 459,639

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Emerging Economies ETF
September 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
14 Indexed ETFs | 2024
Common Stocks (continued)
Issuer Shares Value ($)
United Arab Emirates - 2.4%
Abu Dhabi Commercial Bank PJSC 48,808 111,887
Abu Dhabi Islamic Bank PJSC 29,023 100,510
Aldar Properties PJSC 83,586 171,132
Dubai Islamic Bank PJSC 36,059 61,849
Emaar Properties PJSC 108,887 258,506
Emirates Telecommunications Group Co.
PJSC 69,078 347,929
First Abu Dhabi Bank PJSC 65,841 246,299
Total 1,298,112
Total Common Stocks
(Cost: $53,735,001) 52,898,847
Preferred Stocks - 2.9%
Issuer Shares Value ($)
Brazil - 2.4%
Banco Bradesco SA Preference Shares 83,576 225,599
Itau Unibanco Holding SA Preference
Shares 67,409 446,976
Itausa SA Preference Shares 142,214 289,087
Petroleo Brasileiro SA Preference Shares 55,879 369,496
Total 1,331,158
Chile - 0.3%
Sociedad Quimica y Minera de Chile SA
Preference Shares Class B 3,135 130,250
Colombia - 0.2%
Bancolombia SA Class Preference 13,067 103,871
Total Preferred Stocks
(Cost: $1,448,167) 1,565,279
Money Market Funds - 0.6%
Issuer Shares Value ($)
Goldman Sachs Financial Square
Funds — Treasury Instruments Fund,
Institutional Shares, 4.891%
(g)
329,072 329,072
Total Money Market Funds
(Cost: $329,072) 329,072
Total Investments in Securities
(Cost: $55,512,240) 54,793,198
Other Assets & Liabilities, Net (100,866)
Net Assets 54,692,332

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Emerging Economies ETF
September 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2024 15
Security
Acquisition Date
Shares
Cost ($)
Value ($)
Magnit PJSC
12/27/2012-12/17/2021
15,524
3,017,072
—
Mobile TeleSystems PJSC ADR
09/18/2020-12/17/2021
86,390
774,283
—
3,791,355
—
Notes to Portfolio of Investments
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2024, the total value of these securities amounted to $2,967,933, which represents 5.43% of total net assets.
(b) Non-income producing investment.
(c) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2024, the value of these securities amounted to $0, which represents less than 0.01% of net assets.
(d) Valuation based on significant unobservable inputs.
(e) Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At September 30, 2024, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:
(f) As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.
(g) The rate shown is the seven-day current annualized yield at September 30, 2024.
Abbreviation Legend
ADR American Depositary Receipts
NVDR Non-Voting Depository Receipts
PJSC Private Joint Stock Company
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Emerging Economies ETF
September 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
16 Indexed ETFs | 2024
Fair Value Measurements (continued)
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2024:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Brazil 1,099,889 – – 1,099,889
China 13,913,514 – – 13,913,514
Czech Republic 161,533 – – 161,533
Egypt 51,003 – – 51,003
Greece 134,660 – – 134,660
Hungary 130,412 – – 130,412
India 12,156,960 – – 12,156,960
Indonesia 935,279 – – 935,279
Kuwait 328,357 – – 328,357
Malaysia 791,484 – – 791,484
Mexico 1,147,663 – – 1,147,663
Philippines 218,880 – – 218,880
Qatar 429,912 – – 429,912
Russia – – 0
(a)
0
(a)
Saudi Arabia 2,079,207 – – 2,079,207
South Africa 1,537,146 – – 1,537,146
South Korea 6,132,815 – – 6,132,815
Taiwan 9,036,551 – – 9,036,551
Thailand 855,831 – – 855,831
Turkey 459,639 – – 459,639
United Arab Emirates 1,298,112 – – 1,298,112
Total Common Stocks 52,898,847 – 0
(a)
52,898,847
Preferred Stocks
Brazil 1,331,158 – – 1,331,158
Chile 130,250 – – 130,250
Colombia 103,871 – – 103,871
Total Preferred Stocks 1,565,279 – – 1,565,279
Money Market Funds 329,072 – – 329,072
Total Investments in Securities 54,793,198 – 0
(a)
54,793,198
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
(a) Rounds to zero
.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2024 17
Columbia EM Core ex-
China ETF
Columbia India
Consumer ETF
(Consolidated)
Columbia Research
Enhanced Emerging
Economies ETF
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,123,673,452, $365,842,387 and
$55,512,240, respectively) $1,256,194,673 $511,042,305 $54,793,198
Cash 320,943 1 –
Foreign currency (cost $233,973, $12,885 and $39,921, respectively) 233,925 10,238 39,985
Receivable for:
Dividends 2,758,854 8,128 179,717
Foreign tax reclaims 67,842 – 6,953
Reimbursement due from Investment Manager – 1,061 11,857
Total assets 1,259,576,237 511,061,733 55,031,710
Liabilities
Payable for:
Investment management fees 159,616 282,503 20,771
Foreign capital gains taxes deferred 4,993,927 26,897,021 249,797
Accrued expenses and other liabilities 214,208 388 68,810
Total liabilities 5,367,751 27,179,912 339,378
Net assets applicable to outstanding capital stock $1,254,208,486 $483,881,821 $54,692,332
Represented by:
Paid-in capital $1,118,020,829 $361,198,855 $280,858,194
Total distributable earnings (loss) 136,187,657 122,682,966 (226,165,862)
Total — representing net assets applicable to outstanding capital stock $1,254,208,486 $483,881,821 $54,692,332
Shares outstanding 38,250,000 6,350,000 2,400,000
Net asset value per share $32.79 $76.20 $22.79

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
18 Indexed ETFs | 2024
Columbia EM Core ex-
China ETF
Columbia India
Consumer ETF
(Consolidated)
Columbia Research
Enhanced Emerging
Economies ETF
Investment Income:
Dividends - unaffiliated issuers $20,917,302 $2,094,649 $1,170,748
Foreign taxes withheld (2,830,245) (474,435) (118,149)
Total income 18,087,057 1,620,214 1,052,599
Expenses:
Investment management fees 884,735 1,313,752 135,967
Mauritius taxes paid – 1,061 –
Overdraft expense 29,739 12,045 12,188
Total expenses 914,474 1,326,858 148,155
Fees waived by the Investment Manager and its affiliates – (13,106) (12,485)
Total net expenses 914,474 1,313,752 135,670
Net Investment income 17,172,583 306,462 916,929
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments - unaffiliated issuers (3,259,508) 9,243,329 3,433,341
In-kind transactions – – 211,498
Foreign currency translations (816,907) (322,586) (96,359)
Net realized gain (loss) (4,076,415) 8,920,743 3,548,480
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 55,640,872 73,826,446 780,014
Foreign capital gains tax (3,400,290) (18,707,695) 179,981
Foreign currency translations 18,308 (2,096) 301
Net change in unrealized appreciation 52,258,890 55,116,655 960,296
Net realized and unrealized gain 48,182,475 64,037,398 4,508,776
Net Increase in net assets resulting from operations $65,355,058 $64,343,860 $5,425,705

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2024 19
,
Columbia EM Core ex-China ETF
Columbia India Consumer ETF
(Consolidated)
Six Months Ended
September 30,
2024
(Unaudited)
Year Ended
March 31,
2024
Six Months Ended
September 30,
2024
(Unaudited)
Year Ended
March 31,
2024
Operations
Net investment income $17,172,583 $13,035,817 $306,462 $73,207
Net realized gain (loss) (4,076,415) (2,999,184) 8,920,743 (1,690,900)
Net change in unrealized appreciation 52,258,890 75,730,642 55,116,655 49,460,734
Net increase in net assets resulting from operations 65,355,058 85,767,275 64,343,860 47,843,041
Distributions to shareholders
Net investment income and net realized gains – (7,788,221) – (5,489,494)
Shareholder transactions
Proceeds from shares sold 244,286,603 692,688,015 171,831,580 134,345,758
Cost of shares redeemed – – – –
Net increase in net assets resulting from shareholder
transactions 244,286,603 692,688,015 171,831,580 134,345,758
Increase in net assets 309,641,661 770,667,069 236,175,440 176,699,305
Net Assets:
Net assets at beginning of period 944,566,825 173,899,756 247,706,381 71,007,076
Net assets at end of period $1,254,208,486 $944,566,825 $483,881,821 $247,706,381
Capital stock activity
Shares outstanding, beginning of
period
30,500,000 6,450,000 3,900,000 1,600,000
Shares sold 7,750,000 24,050,000 2,450,000 2,300,000
Shares redeemed – – – –
Shares outstanding, end of
period
38,250,000 30,500,000 6,350,000 3,900,000

STATEMENT OF CHANGES IN NET ASSETS
(continued)
The accompanying Notes to Financial Statements are an integral part of this statement.
20 Indexed ETFs | 2024
Columbia Research Enhanced Emerging
Economies ETF
Six Months Ended
September 30,
2024
(Unaudited)
Year Ended
March 31,
2024
Operations
Net investment income $916,929 $1,062,431
Net realized gain (loss) 3,548,480 (4,790,908)
Net change in unrealized appreciation 960,296 4,814,847
Net increase in net assets resulting from operations 5,425,705 1,086,370
Distributions to shareholders
Net investment income and net realized gains – (1,015,250)
Shareholder transactions
Proceeds from shares sold – –
Cost of shares redeemed (9,560,768) (26,323,127)
Net decrease in net assets resulting from shareholder transactions (9,560,768) (26,323,127)
Decrease in net assets (4,135,063) (26,252,007)
Net Assets:
Net assets at beginning of period 58,827,395 85,079,402
Net assets at end of period $54,692,332 $58,827,395
Capital stock activity
Shares outstanding, beginning of
period
2,850,000 4,150,000
Shares sold – –
Shares redeemed (450,000) (1,300,000)
Shares outstanding, end of
period
2,400,000 2,850,000

FINANCIAL HIGHLIGHTS
Columbia EM Core ex-China ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2024 21
The following tables are intended to help you understand each Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market Price is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31, 2020,
Market Price returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm
ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year.
The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Six Months Ended
September 30, 2024
(Unaudited)
Year Ended March 31,
2024 2023 2022 2021 2020
Per share data
Net asset value, beginning of
period
$30.97 $26.96 $30.73 $31.65 $19.09 $25.40
Income (loss) from investment
operations:
Net investment income 0.49 0.80 0.86 0.80 0.68 0.69
Net realized and unrealized gain (loss) 1.33 3.58 (4.01) (1.10) 12.37 (6.41)
Total from investment operations 1.82 4.38 (3.15) (0.30) 13.05 (5.72)
Less distributions to shareholders:
Net investment income – (0.37) (0.62) (0.58) (0.49) (0.59)
Net realized gains – – – (0.04) – –
Total distribution to shareholders – (0.37) (0.62) (0.62) (0.49) (0.59)
Net asset value, end of
period
$32.79 $30.97 $26.96 $30.73 $31.65 $19.09
Total Return at NAV 5.88% 16.32% (10.15)% (0.96)% 68.56% (23.25)%
Total Return at Market Price 5.05% 16.41% (9.43)% (1.94)% 69.09% (23.43)%
Ratios to average net assets:
Total gross expenses
(a)
0.17%
(b)
0.16%
(c)
0.16%
(d)
0.16%
(e)
0.16% 0.19%
(f)
Total net expenses
(a)(g)
0.17%
(b)
0.16%
(c)
0.16%
(d)
0.16%
(e)
0.16% 0.19%
(f)
Net Investment income 3.11% 2.79% 3.28% 2.53% 2.61% 2.70%
Supplemental data
Net assets, end of
period
(in thousands) $1,254,208 $944,567 $173,900 $95,264 $30,070 $14,321
Portfolio turnover 13% 14% 19% 13% 19% 14%
Notes to Financial Highlights
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b) The ratio includes 0.01% for the period ended September 30, 2024 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(c) The ratio includes less than 0.01% for the year ended March 31, 2024 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(d) The ratio includes less than 0.01% for the year ended March 31, 2023 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(e) The ratio includes less than 0.01% for the year ended March 31, 2022 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(f) The ratio includes less than 0.01% for the year ended March 31, 2020 attributed to overdraft expense and tax expense, which is outside the
Unitary Fee (as defined in Note 3).
(g) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
Columbia India Consumer ETF (Consolidated)
The accompanying Notes to Financial Statements are an integral part of this statement.
22 Indexed ETFs | 2024
s
Six Months Ended
September 30, 2024
(Unaudited)
Year Ended March 31,
2024 2023 2022 2021 2020
Per share data
Net asset value, beginning of
period
$63.51 $44.38 $50.13 $50.85 $30.80 $42.08
Income (loss) from investment
operations:
Net investment income 0.06 0.03 0.12 0.38 0.09 0.29
Net realized and unrealized gain (loss) 12.63 21.34 (1.07) 2.27 20.12 (11.45)
Total from investment operations 12.69 21.37 (0.95) 2.65 20.21 (11.16)
Less distributions to shareholders:
Net investment income – – (0.11) (0.08) (0.16) (0.12)
Net realized gains – (2.24) (4.69) (3.29) – –
Total distribution to shareholders – (2.24) (4.80) (3.37) (0.16) (0.12)
Net asset value, end of
period
$76.20 $63.51 $44.38 $50.13 $50.85 $30.80
Total Return at NAV 19.98% 48.74% (2.38)% 5.22% 65.67% (26.60)%
Total Return at Market Price 20.22% 49.80% (1.14)% 3.17% 69.58% (28.00)%
Ratios to average net assets:
Total gross expenses
(a)
0 .76%
(b)
0.77%
(c)
0.77%
(d)
0.77%
(e)
0.80%
(f)
0.81%
(g)
Total net expenses
(a)(h)
0.75%
(b)
0.75%
(c)
0.75%
(d)
0.75%
(e)
0.75%
(f)
0.81%
(g)
Net Investment income 0.17% 0.06% 0.24% 0.70% 0.22% 0.70%
Supplemental data
Net assets, end of
period
(in thousands) $483,882 $247,706 $71,007 $77,709 $91,532 $67,764
Portfolio turnover 4% 24% 22% 31% 16% 11%
Notes to Financial Highlights
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b) The total gross expense ratio includes 0.01% for the period ended September 30, 2024 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense, and tax expense, as the entire overdraft expense and tax expense was waived for the period ended September 30, 2024.
(c) The total gross expense ratio includes 0.02% for the year ended March 31, 2024 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense, and tax expense, as the entire overdraft expense and tax expense were waived for the year ended March 31, 2024.
(d) The total gross expense ratio includes 0.02% for the year ended March 31, 2023 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense, and tax expense, as the entire overdraft expense and tax expense were waived for the year ended March 31, 2023.
(e) The total gross expense ratio includes 0.02% for the year ended March 31, 2022 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense, and tax expense, as the entire overdraft expense and tax expense were waived for the year ended March 31, 2022.
(f) The total gross expense ratio includes 0.05% for the year ended March 31, 2021 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3). The total net expense ratio includes less than 0.01% for the year ended March 31, 2021 attributed to overdraft expense.
(g) The ratio includes 0.06% for the year ended March 31, 2020 attributed to overdraft expense and tax expense, which is outside the Unitary Fee
(as defined in Note 3).
(h) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
Columbia Research Enhanced Emerging Economies ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2024 23
Six Months Ended
September 30, 2024
(Unaudited)
Year Ended March 31,
2024 2023 2022 2021 2020
Per share data
Net asset value, beginning of
period
$20.64 $20.50 $21.33 $27.73 $19.65 $22.67
Income (loss) from investment
operations:
Net investment income 0.35 0.32 0.35 0.33 0.29 0.27
Net realized and unrealized gain (loss) 1.80 0.15 (0.77) (6.47) 7.97 (2.90)
Total from investment operations 2.15 0.47 (0.42) (6.14) 8.26 (2.63)
Less distributions to shareholders:
Net investment income – (0.33) (0.41) (0.26) (0.18) (0.39)
Net asset value, end of
period
$22.79 $20.64 $20.50 $21.33 $27.73 $19.65
Total Return at NAV 10.42% 2.29% (1.93)% (22.22)% 42.02% (11.87)%
Total Return at Market Price 9.63% 2.10% (0.95)% (23.46)% 43.27% (11.95)%
Ratios to average net assets:
Total gross expenses
(a)
0.53%
(b)
0.49%
(c)
0.49%
(d)
0.53%
(e)
0.59%
(f)
0.60%
(g)
Total net expenses
(h)
0.49%
(b)
0.49%
(c)
0.49%
(a)(d)
0.53%
(a)(e)
0.59%
(a)(f)
0.60%
(a)(g)
Net Investment income 3.30% 1.58% 1.71% 1.28% 1.14% 1.20%
Supplemental data
Net assets, end of
period
(in thousands) $54,692 $58,827 $85,079 $117,297 $182,999 $174,921
Portfolio turnover 89% 34% 25% 31% 40% 37%
Notes to Financial Highlights
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b) The total gross expense ratio includes 0.04% for the period ended September 30, 2024 attributed to overdraft expense, which is outside the
Unitary Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense as the entire overdraft expense was waived for the period ended September 30, 2024.
(c) The total gross expense ratio includes less than 0.01% for the year ended March 31, 2024 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense as the entire overdraft expense was waived for the year ended March 31, 2024.
(d) The total gross expense ratio includes less than 0.01% for the year ended March 31, 2023 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense as the entire overdraft expense was waived for the year ended March 31, 2023.
(e) The total gross expense ratio includes less than 0.01% for the year ended March 31, 2022 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense, and tax expense, as the entire overdraft expense and tax expense were waived for the year ended March 31, 2022.
(f) The total gross expense ratio includes less than 0.01% for the year ended March 31, 2021 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense and tax expense, as the entire overdraft expense and tax expense were waived for the year ended March 31, 2021.
(g) The ratio includes 0.01% for the year ended March 31, 2020 attributed to overdraft expense and tax expense, which is outside the Unitary Fee
(as defined in Note 3).
(h) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
September 30, 2024 (Unaudited)
24 Indexed ETFs | 2024
Note 1. Organization
Columbia ETF Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Trust may issue an unlimited number of shares (without par value).
Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia EM Core ex-China ETF, Columbia India Consumer ETF and Columbia Research Enhanced
Emerging Economies ETF (formerly known as Columbia Emerging Markets Consumer ETF). Columbia EM Core ex-China
ETF and Columbia India Consumer ETF are non-diversified funds. At period end, Columbia Research Enhanced Emerging
Economies ETF was operating as a diversified fund.
Effective June 28, 2024, Columbia Emerging Markets Consumer ETF was renamed Columbia Research Enhanced
Emerging Economies ETF.
Basis for Consolidation
The Consolidated Portfolio of Investments; Consolidated Statements of Assets and Liabilities, of Operations and of
Changes in Net Assets; and the Consolidated Financial Highlights of Columbia India Consumer ETF include the accounts of Columbia India Consumer ETF and EG Shares India Consumer Mauritius, a wholly owned subsidiary of Columbia
India Consumer ETF (the Subsidiary) located in the Republic of Mauritius (Mauritius). All inter-company transactions and balances have been eliminated in the consolidation process.
As of the date of this report, Columbia India Consumer ETF invests in Indian securities both directly (in India), and through its corresponding Subsidiary, which in turn invests virtually all of its assets in Indian securities. Columbia India Consumer
ETF completed the transition of its investments in Indian securities out of its Subsidiary in November 2024 and holds investments in Indian securities directly in the Fund.
Columbia India Consumer ETF and its Subsidiary have historically relied on a tax treaty between India and Mauritius for relief from certain Indian taxes. The enactment of general anti-avoidance rules in India, the signing of a protocol amending the India-Mauritius tax treaty, and enactment of a 10% tax on long-term capital gains from the alienation of Indian shares after March 31, 2018 (not otherwise exempt under a tax treaty) have resulted in the imposition of additional taxes by
India on Columbia India Consumer ETF and its Subsidiary. Therefore, Columbia India Consumer ETF no longer has any material advantages to invest in Indian securities via the Subsidiary. For more information, see India-Mauritius Tax Treaty
Risk.
A summary of Columbia India Consumer ETF’s investment in the Subsidiary is as follows:
Fund Shares
The market prices of each Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds’ shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Fund
% of consolidated fund
net assets Net assets ($)
Net investment income
(loss) ($)
Net realized gain (loss)
($)
Net change in
unrealized appreciation
(depreciation) ($)
Columbia India Consumer ETF 0.9% 4,187,056 90,621 10,634,907 (6,914,373)

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2024 (Unaudited)
Indexed ETFs | 2024 25
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London’s exchange at 11:00 a.m. Eastern (U.S.) time.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the London Stock Exchange on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.
Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of
Operations.

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2024 (Unaudited)
26 Indexed ETFs | 2024
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
Interest income is recorded on an accrual basis.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that
Fund.
Determination of net asset value
The net asset value per share of each Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of the Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their ordinary income, capital gain net income and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2024 (Unaudited)
Indexed ETFs | 2024 27
under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes;
interest incurred on borrowing by the Funds (including but not limited to overdraft fees), if any; brokerage expenses, fees, commissions and other portfolio transaction expenses (including but not limited to service fees charged by custodians of depository receipts and scrip fees related to registrations on foreign exchanges); interest and fee expense related to the Funds’ participation in inverse floater structures; infrequent and/or unusual expenses, including without limitation litigation expenses (including but not limited to arbitrations and indemnification expenses); distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of
Trustees.
The investment management fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets and is paid as follows:
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Funds. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s deferred amount is adjusted for market value changes and it is distributed in accordance with the Deferred Plan by the Investment Manager. The expenses of the compensation of the members of the
Board of Trustees that are allocated to the Funds are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Funds are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Funds are authorized to pay distribution and service fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Effective investment management
fee rate (%)
Fund
Columbia EM Core ex-China ETF 0.16
Columbia India Consumer ETF 0.75
Columbia Research Enhanced Emerging Economies ETF 0.49

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2024 (Unaudited)
28 Indexed ETFs | 2024
Expenses waived/reimbursed by the Investment Manager
The Investment Manager has contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the
Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s)
as a percentage of the average daily net assets.
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and ETFs
(but not for Columbia Research Enhanced Emerging Economies ETF)), brokerage commissions, interest (but not Fund overdraft charges), infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At September 30, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at March 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Funds will elect to treat the following late-year ordinary losses and post-October capital losses at March 31,
2024 as arising on April 1, 2024.
Fund
Through
July 31, 2025
Columbia India Consumer ETF 0.75%
Columbia Research Enhanced Emerging Economies ETF 0.49%
Fund Federal Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia EM Core ex-China ETF 1,123,673,452 187,195,860 (54,674,639) 132,521,221
Columbia India Consumer ETF 365,842,387 145,199,918 - 145,199,918
Columbia Research Enhanced Emerging Economies ETF 55,512,240 5,466,428 (6,185,470) (719,042)
Fund
No expiration short-
term ($)
No expiration long-term
($) Total ($)
Columbia EM Core ex-China ETF (2,020,515) (1,099,204) (3,119,719)
Columbia India Consumer ETF - - -
Columbia Research Enhanced Emerging Economies ETF (5,127,837) (222,990,389) (228,118,226)
Fund
Late year
ordinary losses ($)
Post-October
capital losses ($)
Columbia EM Core ex-China ETF - -
Columbia India Consumer ETF 2,011,911 -
Columbia Research Enhanced Emerging Economies ETF - -

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2024 (Unaudited)
Indexed ETFs | 2024 29
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the six months ended September 30, 2024, were as follows:
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the six months ended September 30, 2024, the cost basis of securities contributed was as follows:
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Funds. For the six months ended September 30, 2024, the in-kind redemptions were as follows:
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus
1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.
Each Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of
0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, each Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
Fund Purchases ($)
Proceeds from
sales ($)
Columbia EM Core ex-China ETF 341,233,421 138,369,360
Columbia India Consumer ETF 186,069,597 14,899,819
Columbia Research Enhanced Emerging Economies ETF 48,880,535 56,507,967
Fund Contributions ($)
Columbia EM Core ex-China ETF 56,034,234
Columbia India Consumer ETF -
Columbia Research Enhanced Emerging Economies ETF -
Fund Cost basis ($) Proceeds from sales ($)
Net realized
gain (loss) ($)
Columbia EM Core ex-China ETF - - -
Columbia India Consumer ETF - - -
Columbia Research Enhanced Emerging Economies ETF 1,499,831 1,711,329 211,498

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2024 (Unaudited)
30 Indexed ETFs | 2024
During the six months ended September 30, 2024, Columbia EM Core ex-China ETF, Columbia India Consumer ETF and
Columbia Research Enhanced Emerging Economies ETF had no borrowings.
Note 8. Significant risks
Consumer concentration risk
Because Columbia India Consumer ETF concentrates its investments in the consumer discretionary/staples sectors
(specifically the discretionary/staples sectors of India), this Fund may be adversely affected by increased price volatility of securities in those sectors, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those sectors. The performance of companies in the consumer discretionary/staples sectors is tied closely to the performance of the domestic and international economy, consumer spending levels, changing demographics and consumer tastes.
Correlation/tracking error risk
Each Fund’s value will generally decline when the performance of securities within its tracking index declines. A number of factors may affect the Funds’ ability to achieve a high degree of correlation with its tracking index, and there is no guarantee that the Funds will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Funds from achieving their investment objective. When using a representative sampling approach, the Funds may not track the tracking index as closely as they would by using a full replication approach. The Funds also bear management and other expenses and transaction costs in trading securities or other instruments, which the tracking index does not bear. Accordingly, the Funds’ performance will likely fail to match the performance of the tracking index, after taking expenses into account. It is not possible to invest directly in an index.
Financials sector risk
Columbia EM Core ex-China ETF and Columbia Research Enhanced Emerging Economies ETF are more susceptible to the particular risks that may affect companies in the financials sector than if they were invested in a wider variety of companies in unrelated sectors. Companies in the financials sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financials sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Funds to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Funds to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that Funds concentrate their investment exposure to any one or a few specific countries, the Funds will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries.
Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of
Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2024 (Unaudited)
Indexed ETFs | 2024 31
Geographic focus risk
Funds may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Funds invest. The Funds’ net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Asia Pacific Region .
Funds may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities.
Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Funds than if the Funds were more geographically diversified. This could result in increased volatility in the value of the Funds’ investments and losses for the Funds. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Funds to sell such securities at a desirable time and price.
Greater China.
Columbia EM Core ex-China ETF and Columbia Research Enhanced Emerging Economies ETF may be
particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers in the Greater
China region. The region consists of Hong Kong, The People’s Republic of China and Taiwan, among other countries, and the Funds’ investments in the region are particularly susceptible to risks in that region. The Hong Kong, Taiwanese, and
Chinese economies are dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from other emerging economies in Asia with lower costs. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on the Funds than if the Funds were more geographically diversified, which could result in greater volatility in the Funds’ net asset value and losses. Markets in the Greater China region can experience significant volatility due to social, economic, regulatory and political uncertainties. The public health crises caused by the COVID-19 outbreak have exacerbated political and diplomatic tensions between the United States and China, which could adversely affect international trade and the value of the Funds’ portfolio securities. Changes in
Chinese government policy and economic growth rates could significantly affect local markets and the entire Greater
China region. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and less developed, and its economy is experiencing a relative slowdown. Export growth continues to be a major driver of China’s economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the
United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the
Chinese economy.
India.
Columbia India Consumer ETF and Columbia Research Enhanced Emerging Economies ETF are particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers in India.
Because the Funds have significant investments in Indian securities, their NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets. Uncertainty regarding inflation and currency exchange rates, fiscal policy, credit ratings and the possibility that future harmful political actions will be taken by the Indian government, could negatively impact the Indian economy and securities markets, and thus adversely affect the Funds’ performance.
India-Mauritius tax treaty risk
Columbia India Consumer ETF and its Subsidiary have historically relied on a tax treaty between India and Mauritius for relief from certain Indian taxes. India and Mauritius agreed to an amended protocol with respect to gains resulting from the alienation of shares in Indian companies if the shares were acquired by the Subsidiary on or after April 1, 2017.
Gains realized in the Subsidiary resulting from the alienation of Indian shares acquired prior to April 1, 2017 continue to be exempt from Indian tax under the India-Mauritius tax treaty. Additionally, India has enacted General anti-avoidance rules (GAAR), which seek to curb tax evasion via investments through foreign tax havens and other avenues. Any assertion that the Subsidiary is in violation of GAAR or any change in the requirements established by Mauritius to qualify

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2024 (Unaudited)
32 Indexed ETFs | 2024
as a Mauritius resident could result in the imposition by India of various taxes on Indian securities invested in by the
Subsidiary (and indirectly the Fund). The imposition of taxes on the Subsidiary by India for any of the reasons described herein would result in higher taxes and lower returns for the Fund and its shareholders.
Information technology sector risk
Columbia EM Core ex-China ETF is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’
securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds’ ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events
– could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Funds’ net asset value.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/
or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Non-diversification risk
Columbia EM Core ex-China ETF and Columbia India Consumer ETF are non-diversified funds. A non-diversified fund is permitted to invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the
Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2024 (Unaudited)
Indexed ETFs | 2024 33
Passive investment risk
The Funds are not "actively" managed and may be affected by a general decline in market segments related to their
Index’s investment exposure. The Funds invest in securities or instruments included in, or believed by the Investment
Manager to be representative of the Index regardless of their investment merits. The Funds do not seek temporary defensive positions when markets decline or appear overvalued.
Sector risk
At times, the Funds may have a significant portion of their assets invested in securities of companies conducting business in a related group of industries within one or more economic sectors. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Funds more vulnerable to unfavorable developments in that group of industries or economic sector.
Variable interest entity risk
Many Chinese companies to which Columbia Research Enhanced Emerging Economies ETF seeks investment exposure use a structure known as a variable interest entity (a VIE) to address Chinese restrictions on direct foreign investment in Chinese companies operating in certain sectors. The Fund’s investment exposure to VIEs may pose additional risks because the Fund’s investment is in a holding company domiciled outside of China (a Holding Company) whose interests in the business of the underlying Chinese operating company (the VIE) are established through contracts rather than equity ownership. The VIE structure is a longstanding practice in China that, until recently, was not acknowledged by the
Chinese government, creating uncertainty over the possibility that the Chinese government might cease to tolerate VIE structures at any time or impose new restrictions on the structure. In such a scenario, the Chinese operating company could be subject to penalties, including revocation of its business and operating license, or the Holding Company could forfeit its interest in the business of the Chinese operating company. Further, in case of a dispute, the remedies and rights of the Fund may be limited, and such legal uncertainty may be exploited against the interests of the Fund. Control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the contractual arrangements, is subject to legal proceedings, or if any physical instruments or property of the VIE, such as seals, business registration certificates, financial data and licensing arrangements (sometimes referred to as “chops”), are used without authorization. In the event of such an occurrence, the Fund, as a foreign investor, may have little or no legal recourse. In addition to the risk of government intervention, investments through a VIE structure are subject to the risks that the China-based company (or its officers, directors, or Chinese equity owners) may breach the contractual arrangements, that Chinese law changes in a way that adversely affects the enforceability of the arrangements and that the contracts are otherwise not enforceable under Chinese law, in which case a Fund may suffer significant losses on its investments through a VIE structure with little or no recourse available. Further, the Fund is not a VIE owner/shareholder and cannot exert influence through proxy voting or other means. Foreign companies listed on stock exchanges in the
United States, including companies using the VIE structure, could also face delisting or other ramifications for failure to meet the expectations and/or requirements of U.S. regulators. Recently, however, China has proposed the adoption of rules which would affirm that VIEs are legally permissible, though there remains significant uncertainty over how these rules will operate. Any of these risks could reduce the liquidity and value of the Fund’s investments in Holding Companies or render them valueless.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the
Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2024 (Unaudited)
34 Indexed ETFs | 2024
is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange
Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov .
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Funds.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(Unaudited)
Indexed ETFs | 2024 35
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to Columbia EM Core ex-China ETF, Columbia Research Enhanced Emerging
Economies ETF (which, prior to June 28, 2024 was known as Columbia Emerging Markets Consumer ETF), and Columbia
India Consumer ETF (the Funds). Under an investment management services agreement (the IMS Agreement), the
Investment Manager provides investment advice and other services to the Funds and other funds in the Columbia Fund family (collectively, the Columbia Funds).
On an annual basis, the Funds’ Board of Trustees (the Board), including the independent Board members (the
Independent Trustees), considers renewal of the IMS Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June
2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial
Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment
Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance
Committee in determining whether to continue the IMS Agreement.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of the IMS Agreement for each Fund for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the
Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the
IMS Agreement. Among other things, the information and factors considered included the following:
Information on the investment performance of the Funds relative to the performance of a group of funds determined to be comparable to the Funds by Broadridge, as well as performance relative to one or more benchmarks;
Information on the Funds’ management fees and total expenses, including information comparing the Funds’
expenses to those of a group of comparable funds, as determined by Broadridge;
The Investment Manager’s agreement to contractually limit or cap total operating expenses for Columbia
Research Enhanced Emerging Markets Economies ETF and Columbia India Consumer ETF so that total operating expenses (excluding certain fees and expenses, such as interest, infrequent and/or unusual expenses, and, for
Columbia India Consumer ETF only, acquired fund fees and expenses) would not exceed a specified annual rate, as a percentage of the Funds’ net assets;
Terms of the IMS Agreement;
Descriptions of various services performed by the Investment Manager under the IMS Agreement, including portfolio management and portfolio trading practices;
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
36 Indexed ETFs | 2024
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
and
The profitability to the Investment Manager and its affiliates from their relationships with the Funds.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the renewal of the IMS Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment
Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Funds, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
The Board also considered the oversight of the administrative and transfer agency services provided by The Bank of New
York Mellon (BNYM). The Board observed that the Investment Manager currently oversees the relationship with BNYM, as BNYM also provides administrative and transfer agency services to certain existing funds under substantially identical agreements. In evaluating the quality of services provided under the IMS Agreement, the Board also took into account the organization and strength of the Funds’ and their service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Funds’ other service agreements.
In addition, the Board discussed the acceptability of the terms of the IMS Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the IMS Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Funds under the IMS Agreement supported the continuation of the IMS Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Funds, including detailed reports providing the results of analyses performed by the Investment Manager and Broadridge collectively showing, for various periods (including since manager inception): (i) the performance of the Funds, (ii) the Funds’ performance relative to peers and benchmarks, (iii)
the net assets of the Funds and (iv) index tracking error data of each Fund. The Board observed each Fund’s tracking error versus its performance was within the range of management’s expectations.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Funds’ peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Funds and the Investment Manager, in light of other considerations, supported the continuation of the IMS Agreement.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
Indexed ETFs | 2024 37
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Funds
The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board considered the unitary fee structure utilized by each Fund, observing that many of the competitors of the Funds have adopted similar unitary fee structures, as well as data showing the Funds’ contribution to the Investment Manager’s profitability.
The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Columbia Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same
Lipper comparison universe. The Board took into account that Columbia EM Core ex-China ETF’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports and that the total expense ratio for each of Columbia Research Enhanced Emerging Economies ETF and Columbia India
Consumer ETF (after considering proposed expense caps/waivers) approximated its respective peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Funds, in light of other considerations, supported the continuation of the
IMS Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment
Manager providing management services to the Funds. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and
Ameriprise Financial from managing the Columbia Funds. The Board considered that the profitability generated by the
Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment
Manager or its affiliates in connection with managing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The
Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Funds supported the continuation of the IMS Agreement.
Economies of scale
The Board considered that the IMS Agreement for each Fund provides for a unitary fee level that does not include pre-
established breakpoints, and management’s observation that ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the IMS
Agreement for each Fund. In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the IMS
Agreement for each Fund were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the IMS Agreement for each Fund.

Columbia ETF Trust II
290 Congress Street
Boston, MA, 02210
SAR279_03_P01_(11/24)
CET002254
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc. , which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N- CSR.

Item 16. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to theregistrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a- 2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia ETF Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	November 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	November 21, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	November 21, 2024

By (Signature and Title)	/s/ Marybeth Pilat
Marybeth Pilat, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	November 21, 2024